Stockholders' Equity (Deficit) (Details) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Stockholders' Equity
Common stock shares, authorized		300,000,000		300,000,000	300,000,000	5,000,000
Common stock shares, issued		50,874,089		16,320,839	7,434,955
Common stock, shares outstanding		50,874,089		16,320,839	7,434,955
Common stock shares, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01
Stock-based compensation expense				$ 140,935	$ 0
Unrecognized stock-based compensation				$ 20,424
Weighted average period				2 years 10 months 20 days
Placement Agent Warrants
Stockholders' Equity
Warrants to purchase	586,666
Exercise price	$ 3
Placement Agent Warrants | Earlier of (i) Five years after the Closing Date
Stockholders' Equity
Warrant expiration term (in years)	5 years
Placement Agent Warrants | Earlier of (ii) Three years after the listing of common stock on NSE
Stockholders' Equity
Warrant expiration term (in years)	3 years
Private Placement
Stockholders' Equity
Issuance of common stock to PIPE investors (in shares)	10,000,000
Purchase price	$ 3
Offering cost	$ 2,935,909
Restricted Stock
Stockholders' Equity
Stock-based compensation expense		$ 4,465,758	$ 145,273
Unrecognized stock-based compensation		$ 2,044,348
Weighted average period		3 years 4 months 2 days